Shareholder Report, Average Annual Return (Details)	5 Months Ended	6 Months Ended		12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2015	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000255350
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Slow Capital Growth Fund
C000123870
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SMI Dynamic Allocation Fund
C000123869
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SMI Multi-Strategy Fund
C000123868
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Sound Mind Investing Fund
Without Sales Load [Member] | C000237915
Average Annual Return [Line Items]
Average Annual Return, Percent				9.91%	15.87%	9.26%
Without Sales Load [Member] | C000255350
Average Annual Return [Line Items]
Average Annual Return, Percent	(10.80%)
Without Sales Load [Member] | C000123870
Average Annual Return [Line Items]
Average Annual Return, Percent				15.12%	4.94%	3.07%
Without Sales Load [Member] | C000123869
Average Annual Return [Line Items]
Average Annual Return, Percent				9.58%	7.72%	4.84%
Without Sales Load [Member] | C000123868
Average Annual Return [Line Items]
Average Annual Return, Percent				6.74%	10.92%	6.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent				12.10%	15.61%	12.32%
Morningstar US Target Market Exposure TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Target Market Exposure
Average Annual Return, Percent	(8.35%)
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index TR
Average Annual Return, Percent				12.10%	15.61%	12.32%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index TR
Average Annual Return, Percent				12.10%	15.61%	12.32%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index TR
Average Annual Return, Percent				12.10%	15.61%	12.32%